Investment in Associate Company	6 Months Ended
Jun. 30, 2023
Disclosure of associates [abstract]
Investment in Associate Company
10.
INVESTMENT IN ASSOCIATE COMPANY

Details of the associate:

			Proportion of Ownership and Voting Rights Held by the Company
Name	Principal Activity	Principal Place of Business	December 31, 2022	June 30, 2023
Jaguahr Therapeutics Pte. Ltd.	New drug research and development	Singapore	35%	35%

Summarized financial information of Jaguahr Therapeutics Pte. Ltd. is set out below. The summarized financial information below represents amounts in associate company financial statements prepared in accordance with IFRS.

	December 31,	June 30,
	2022	2023
Current assets	$54,906	$1,173
Current liabilities	(30,371)	(25,984)
Equity/(Capital deficiency)	$24,535	$(24,811)

JAGUAHR’s loss for the six months ended June 30, 2022 and 2023 were $892,490 and $49,346 and net cash outflow from operating activities were $548,336 and $53,733 respectively. The Company recognized $486,141 and $8,587 investment losses in associate for the six months ended June 30, 2022 and June 30, 2023, and the balance of investment in associate company were $8,587 and $0 as of December 31, 2022 and June 30, 2023, respectively. The Company has no legal or constructive obligation to make payments on behalf of the associate and therefore its investment in the associate is now NIL and with no liability recognized.